Leases - Lessor: Depreciation and Various Expenses Included in Costs of Operating Leases (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Leases [Abstract]
Depreciation expenses	¥ 245,180	¥ 231,643	¥ 217,212
Various expenses	91,807	90,427	78,416
Costs of operating leases	¥ 336,987	¥ 322,070	¥ 295,628